                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: June 30, 2010

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:      Pettyjohn Co
Address:   1925 Atherholt Road
           Lynchburg, VA 24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name: John D. Doyle, Jr.
Title: President
Phone: 434-845-1266

SIGNATURE, PLACE, AND DATE OF SIGNING:

/s/ John D. Doyle, Jr.            Lynchburg, VA         07/21/2010
------------------------       -------------------  -------------------

   [Signature]                    [City, State]           [Date]

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:                0
                                         ----------

Form 13F Information Table Entry Total:.         68
                                         ----------

Form 13F Information Table Value Total:.     88,933
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                        TITLE OF              VALUE   SHRS OR                 INVESTMENT VOTING  AUTHORITY
NAME OF ISSUER           CLASS      CUSIP   (X $1000) PM AMT  SH/PRN PUT/CALL DISCRETION  SOLE    SHARED   NONE
----------------------- --------- --------- --------- ------- ------ -------- ---------- ------- --------- ----
ABB Ltd                 common    000375204       275  15,925                    Sole     15,925
Archer Daniels Midland  common    039483102       260  10,088                    Sole     10,088
Abbott Labs             common    002824100     2,347  50,161                    Sole     50,161
A T & T                 common    00206R102       918  37,950                    Sole     37,950
A T & T Pfd 6.375%      preferred 00211G208     1,195  45,100                    Sole     45,100
Bank of America         common    060505104       844  58,766                    Sole     58,766
BB&T                    common    054937107       794  30,160                    Sole     30,160
Becton Dickinson        common    075887109       609   9,002                    Sole      9,002
BHP Billiton            common    088606108     1,892  30,529                    Sole     30,529
Boeing                  common    097023105       689  10,975                    Sole     10,975
Canadian Natl Railway   common    136375102     1,044  18,200                    Sole     18,200
Caterpillar             common    149123101     1,240  20,650                    Sole     20,650
Chesapeake Energy       common    165167107     1,042  49,725                    Sole     49,725
Chevron Corp            common    166764100       977  14,396                    Sole     14,396
Cisco                   common    17275R102       928  43,525                    Sole     43,525
Claymore Solar Energy
  ETF                   common    18383M621        99  15,300                    Sole     15,300
Coca-Cola               common    191216100     1,431  28,552                    Sole     28,552
Conoco Phillips         common    20825C104     2,309  47,031                    Sole     47,031
Corning Inc             common    219350105       231  14,300                    Sole     14,300
CSX                     common    126408103       223   4,501                    Sole      4,501
CVS/Caremark            common    126650100     1,784  60,835                    Sole     60,835
Developers Diversified
  Rlty                  common    251591103       250  25,245                    Sole     25,245
Devon Energy            common    25179M103       652  10,700                    Sole     10,700
Dominion Resources      common    25746U109     1,220  31,497                    Sole     31,497
Exelon Corp             common    30161N101     2,024  53,303                    Sole     53,303
Exxon- Mobil            common    30231G102     6,362 111,480                    Sole    111,480
Fedex Corp              common    31428X106       635   9,051                    Sole      9,051
Freeport McMoran        common    356710857       391   6,614                    Sole      6,614
GE                      common    369604103     2,474 171,590                    Sole    171,590
Health Care REIT        common    42217K106       287   6,825                    Sole      6,825
Hewlett Packard         common    428236103       854  19,725                    Sole     19,725
Intel                   common    458140100       224  11,505                    Sole     11,505
International Bus.
  Mach.                 common    459200101     3,046  24,669                    Sole     24,669
ishares Healthcare Ind  common    464287762       715  12,275                    Sole     12,275
ishares Lehman 1-3 yr
  Trs                   common    464287547     1,220  14,500                    Sole     14,500
ishares S&P Natl Muni   common    464288414       523   5,025                    Sole      5,025
ishares Technology
  Index                 common    464287721       708  13,725                    Sole     13,725
ITT Industries          common    450911102     1,708  38,025                    Sole     38,025
Johnson & Johnson       common    478160104     4,390  74,333                    Sole     74,333
Kimberly Clark          common    494368103     1,355  22,350                    Sole     22,350
Lincoln Natl Corp       common    534187109       564  23,236                    Sole     23,236
Lowes Companies         common    548661107       994  48,676                    Sole     48,676
3M                      common    604059105     1,816  22,993                    Sole     22,993
McKesson Corp           common    58155Q103       998  14,865                    Sole     14,865
Modine                  common    607828100        86  11,175                    Sole     11,175
Nextera Energy          common    65339F101       769  15,775                    Sole     15,775
Nike                    common    654106103       630   9,320                    Sole      9,320

                                 TITLE OF             VALUE    SHRS OR                   INVESTMENT   VOTING    AUTHORITY
NAME OF ISSUER                    CLASS     CUSIP   (X $1000)  PM AMT    SH/PRN PUT/CALL DISCRETION    SOLE      SHARED   NONE
-------------------------------  -------- --------- --------- ---------- ------ -------- ---------- ----------- --------- ----
Norfolk Southern                 common   655844108     2,160     40,712                    Sole         40,712
Norvartis ADR                    common   66987V109       594     12,300                    Sole         12,300
Nuveen Municipal Value           common   670928100     2,147    217,056                    Sole        217,056
PepsiCo                          common   713448108     4,449     72,993                    Sole         72,993
Philip Morris Intl               common   718172109       339      7,386                    Sole          7,386
Plum Creek Timber                common   729251108       608     17,600                    Sole         17,600
Procter & Gamble                 common   742718109     5,967     99,477                    Sole         99,477
Progress Energy                  common   743263105       610     15,562                    Sole         15,562
Qualcomm Inc                     common   747525103       869     26,451                    Sole         26,451
Charles Schwab Corp              common   808513105       459     32,400                    Sole         32,400
SPDR Financial Sector            common   81369Y605       836     60,501                    Sole         60,501
SPDR Short Term Muni Bk          common   78464A425       342     14,200                    Sole         14,200
SPDR Tr I Unit Ser 1             common   78462F103       625      6,057                    Sole          6,057
SunTrust Bank                    common   867914103       204      8,760                    Sole          8,760
Teva Pharmaceutical              common   881624209       621     11,950                    Sole         11,950
United Parcel Service            common   911312106       666     11,700                    Sole         11,700
United Technologies              common   913017109     4,426     68,187                    Sole         68,187
Vanguard Div Apprec ETF          common   921908844     1,739     39,500                    Sole         39,500
Verizon                          common   92343V104     2,979    106,302                    Sole        106,302
WalMart                          common   931142103     1,994     41,475                    Sole         41,475
Wells Fargo                      common   949746101       273     10,665                    Sole         10,665
                                                       88,933  2,345,382                              2,345,382